Accounts receivable from card issuers - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Allowance for credit losses	R$ 32,463	R$ 23,656	R$ 7,745
Accounts receivable from card issuers
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	16,031,948	13,595,133
Allowance for credit losses	12,765	7,236	R$ 5,826
Accounts receivable from card issuers | Charge for the year
Disclosure of Trade receivables [line items]
Allowance for credit losses	6,626	1,771
FIDC AR II And FIDC AR III | Accounts receivable from card issuers
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 4,437,285
FIDC AR I and FIDC AR II | Accounts receivable from card issuers
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers		R$ 3,714,422